Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001806310
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Taysha Gene Therapies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39536
Entity Tax Identification Number	84-3199512
Entity Address, Address Line One	3000 Pegasus Park Drive
Entity Address, Address Line Two	Suite 1430
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75247
City Area Code	(214)
Local Phone Number	612-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	TSHA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false